Income Tax (Expense)/Benefit - Schedule of Deferred Tax Assets as at the End of the Reporting Period (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Deferred tax assets
Provisions and others	RM 707,852	$ 158,162	RM 707,852
Deferred tax liabilities
Plant and equipment	(295,010)	(65,917)	(295,010)
Other temporary differences	(104,509)	(23,351)	(104,509)
Presented after appropriate offsetting	308,333	68,894	308,333
At 24%	RM 74,000	$ 16,534	RM 74,000